Post-Employment and Other Non-current Employee Benefits - Summary of Amounts and Types of Securities of Company's in Related Parties included in Portfolio Fund (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Securities | Grupo Industrial Bimbo, S.A.B. de C. V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	$ 28	$ 26
Debt Securities | Grupo Financiero Banorte, S.A.B. de C.V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	9	8
Capital Securities | Fomento Económico Mexicano, S.A.B. de C.V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	3	2
Capital Securities | El Puerto de Liverpool, S.A.B. de C.V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	0	2
Capital Securities | Alfa, S.A.B. de C.V.
Disclosure of Investment Securities [line items]
Investment funds in portfolio	$ 0	$ 3